Concentration of Risks (Tables)	12 Months Ended
Dec. 31, 2025
Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Summary of External Customers with 10% or More of Group's Revenues
External customers with 10% or more of the Group’s revenues for the years presented are as follows:

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
Customer
A	—	—	100,000	14,300
B	28,673	*	81,504	11,655
C	—	120,796	53,540	7,656
D	—	100,000	—	—
E	—	63,451	—	—
F	11,752	—	*	*

*	less than 10% of total revenues of the Group.

Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Summary of External Customers with 10% or More of Group's Revenues
Suppliers accounting for 10% or more of total purchases of materials for the years presented are as follows:

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
Supplier
A	—	—	26,399	3,775
B	*	22,576	*	*
C	5,585	*	*	*

*	less than 10% of total purchase of materials of the Group.